Item 1: Schedule of Investments

Putnam Health Sciences Trust

The fund's portfolio
November 30, 2005 (Unaudited)

COMMON STOCKS (97.1%)(a)

	Shares	Value

Biotechnology (17.9%)
Amgen, Inc. (NON)	2,102,500	$170,155,325
Amylin Pharmaceuticals, Inc. (NON) (S)	607,400	22,722,834
Basilea Pharmaceutical 144A (Switzerland) (NON)	45,000	4,635,840
Biogen Idec, Inc. (NON)	1,122,000	48,032,820
Chiron Corp. (NON) (S)	245,800	10,888,940
Genentech, Inc. (NON)	1,417,500	135,541,350
Genzyme Corp. (NON) (S)	539,500	40,106,430
Idenix Pharmaceuticals, Inc. (NON) (S)	199,235	4,136,119
MedImmune, Inc. (NON)	949,400	34,092,954
Neurocrine Biosciences, Inc. (NON) (S)	231,600	13,784,832
Nexia Biotechnologies, Inc. (Canada)	12,100	2,486
Nexia Biotechnologies, Inc. 144A (Canada)	256,972	52,789
		484,152,719

Health Care Services (18.2%)
AmerisourceBergen Corp.	729,300	58,599,255
Cardinal Health, Inc.	1,747,900	111,778,205
Caremark Rx, Inc. (NON)	178,800	9,188,532
CIGNA Corp.	283,600	31,910,672
Community Health Systems, Inc. (NON)	368,000	14,753,120
Coventry Health Care, Inc. (NON) (S)	447,000	26,627,790
HCA, Inc. (S)	827,400	42,189,126
Health Management Associates, Inc. Class A (S)	1,250,000	29,275,000
Medco Health Solutions, Inc. (NON)	326,000	17,489,900
Omnicare, Inc.	393,400	22,404,130
Quest Diagnostics, Inc.	374,200	18,743,678
Triad Hospitals, Inc. (NON)	666,400	28,428,624
WellPoint, Inc. (NON)	1,077,300	82,768,959
		494,156,991

Medical Technology (16.9%)
Baxter International, Inc.	1,078,200	41,931,198
Beckman Coulter, Inc. (S)	198,300	11,043,327
Becton, Dickinson and Co.	605,100	35,234,973
Boston Scientific Corp. (NON)	1,814,500	48,047,960
C.R. Bard, Inc.	313,300	20,323,771
Charles River Laboratories International, Inc. (NON) (S)	335,400	15,280,824
Edwards Lifesciences Corp. (NON)	49,500	1,979,505
Guidant Corp.	433,900	26,762,952
Medtronic, Inc.	2,074,700	115,291,079
Nobel Biocare Holding AG (Switzerland)	106,700	24,176,763
PerkinElmer, Inc.	606,900	13,843,389
Respironics, Inc. (NON)	204,600	7,913,928
St. Jude Medical, Inc. (NON)	1,204,000	57,515,080
Synthes, Inc. (Switzerland)	351,700	37,714,320
		457,059,069

Pharmaceuticals (44.1%)
Abbott Laboratories	1,955,500	73,741,905
Astellas Pharma, Inc. (Japan)	1,142,000	44,043,207
Barr Pharmaceuticals, Inc. (NON)	656,000	37,621,600
Cephalon, Inc. (NON) (S)	230,700	11,731,095
Daiichi Sankyo Co., Ltd. (Japan)	2,064,000	37,597,040
Eli Lilly Co.	1,862,500	94,056,250
GlaxoSmithKline PLC ADR (United Kingdom)	1,727,900	85,652,003
Johnson & Johnson	3,202,800	197,772,900
Matrix Laboratories, Ltd. (India)	926,000	4,033,990
Mylan Laboratories, Inc. (S)	1,722,000	35,972,580
Novartis AG (Switzerland)	3,024,354	157,890,014
Par Pharmaceutical Cos., Inc. (NON) (S)	369,200	9,824,412
Pfizer, Inc.	4,378,800	92,830,561
Roche Holding AG (Switzerland)	1,029,786	154,200,306
Teva Pharmaceutical Industries, Ltd. ADR (Israel) (S)	514,000	21,012,320
Wyeth	3,329,800	138,386,488
		1,196,366,671

Total common stocks (cost $1,881,774,087)		$2,631,735,450

SHORT-TERM INVESTMENTS (7.4%)(a)

	Principal	Value
	amount/Shares

Putnam Prime Money Market Fund (e)	$52,748,134	$52,748,134
Short-term investments held as collateral for loaned securities with yields ranging from 4.00% to 4.29% and due dates ranging from December 1,
2005 to January 27, 2006 (d)	114,953,850	114,792,622

Interest in $400,000,000 joint tri-party repurchase agreement dated
November 30, 2005 with Deutsche Bank Securities Inc. due December
01, 2005 with respect to various U.S. Government obligations -- maturity value of $32,225,616 for an effective yield of 4.04% (collateralized by
Fannie Mae, Freddie Mac, and Federal Home Loan Bank with yields ranging from 0.00% to 5.25% and due dates ranging from December 14,
2005 to December 8, 2010, valued at $408,000,832.)	32,222,000	32,222,000

Total short-term investments (cost $199,762,756)		$199,762,756

TOTAL INVESTMENTS

Total investments (cost $2,081,536,843)(b)		$2,831,498,206

FORWARD CURRENCY CONTRACTS TO BUY at 11/30/05 (aggregate face value $219,706,772) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$7,616,607	$7,839,166	1/18/06	$(222,559)
British Pound	87,058,630	92,446,882	12/21/05	(5,388,252)
Canadian Dollar	6,220,716	6,171,601	1/18/06	49,115
Danish Krone	10,885,939	11,512,963	12/21/05	(627,024)
Euro	95,339,617	101,736,160	12/21/05	(6,396,543)

Total				$(12,585,263)

FORWARD CURRENCY CONTRACTS TO SELL at 11/30/05 (aggregate face value $212,620,167) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Swiss Franc	$195,572,458	$208,755,217	12/21/2005	$13,182,759
Japanese Yen	3,775,030	3,864,950	2/15/2006	89,920

Total				$13,272,679

NOTES

(a) Percentages indicated are based on net assets of $2,711,227,299.

(b) The aggregate identified cost on a tax basis is $2,120,322,143, resulting in gross unrealized appreciation and depreciation of $754,093,916 and $42,917,853, respectively, or net unrealized appreciation of $711,176,063.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at November 30, 2005.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At November 30, 2005, the value of securities loaned amounted to $111,290,785. The fund received cash collateral of $114,792,622 which is pooled with collateral of other Putnam funds into 25 issues of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $303,844 for the period ended November 30, 2005. During the period ended November 30, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $151,024,022 and $153,002,048, respectively.

At November 30, 2005, liquid assets totaling $7,774,019 have been designated as collateral for open forward commitments.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at November 30, 2005: (as a percentage of Portfolio Value)

Japan	3.0%
Switzerland	13.9
United Kingdom	3.2
United States	79.0
Other	0.9
Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer

Date: January 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: January 27, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: January 27, 2006